Organization and Nature of Business Operations (Details)			3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 04, 2025 USD ($)	Mar. 03, 2025 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 12, 2025 USD ($)	Jul. 11, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 27, 2025 USD ($)	May 21, 2025 USD ($)	Apr. 07, 2025 USD ($)	Mar. 26, 2025 USD ($)	Feb. 28, 2025	Nov. 15, 2024	Oct. 13, 2024
Organization and Nature of Business Operations (Details) [Line Items]
Number of reportable segments						5
Number of operating segments						5		5	5
Net loss			$ 91,083,000		$ (284,397,000)	$ 220,579,000	$ (767,166,000)	$ (764,274,000)	$ (99,910,000)
Debt instrument, number of private exchange transactions			5			5					5
6.375% Senior Notes due 2025
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate								6.375%
5.50% Senior Notes due 2026
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate										5.50%
W-2 Wealth Management Business [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Gain on extinguishment of debt	$ 5,372,000
Great American Group
Organization and Nature of Business Operations (Details) [Line Items]
Proceeds from divestiture of businesses								$ 167,064,000
Senior Notes
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate			5.50%			5.50%		6.375%
Principal amount								$ 93,067
Senior notes payable			$ 1,311,329,000			$ 1,311,329,000		$ 1,530,656,000	$ 1,681,151,000
Senior Notes | 5.50% Senior Notes due March 2026
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total			$ 115,844,000			$ 115,844,000										$ 115,800,000
Interest rate			5.50%			5.50%										5.50%
Senior Notes | 6.50% Senior Notes due September 2026 [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total			$ 2,061,000			$ 2,061,000
Interest rate			6.50%			6.50%
Senior Notes | 5.00% Senior Notes due December 2026
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total			$ 146,448,000			$ 146,448,000										$ 146,400,000
Interest rate			5.00%			5.00%										5.00%
Senior Notes | 6.000% Senior Notes due January 2028 [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total			$ 51,135,000			$ 51,135,000
Interest rate			6.00%			6.00%
Senior Notes | 5.250% Senior Notes due August 2028 [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total			$ 39,485,000			$ 39,485,000
Interest rate			5.25%			5.25%
Senior Notes | 8.000% Senior Secured Second Lien Notes due 2028 [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total			$ 228,423,000			$ 228,423,000
Interest rate			8.00%			8.00%
Senior Notes | 6.50% Senior Notes due September 2026 One [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Principal amount			$ 178,471,000			$ 178,471,000
Senior Notes | 5.00% Senior Notes due December 2026 One [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total			$ 178,266,000			$ 178,266,000
Senior Notes | 6.375% Senior Notes due 2025
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate			6.375%			6.375%		6.375%	6.375%								6.375%
Senior notes payable								$ 145,211,000	$ 146,432,000
Senior Notes | 6.50% Senior Notes due 2026
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total																$ 2,100,000
Interest rate									6.50%		6.50%					6.50%
Senior notes payable									$ 180,532,000
Senior Notes | 6.00% Senior Notes due January 2028
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total																$ 51,100,000
Interest rate																6.00%
Senior Notes | 5.25% Senior Notes due August 2028
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total																$ 39,500,000
Interest rate																5.25%
Senior Notes | 8.00% Senior Secured Second Lien Notes due 2028
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total																$ 228,400,000
Interest rate																8.00%
Senior Notes | 5.5% Senior Notes due March 31, 2026
Organization and Nature of Business Operations (Details) [Line Items]
Principal amount										$ 100,818,000
Senior Notes | 5.50% Senior Notes due 2026
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate			5.50%			5.50%			5.50%
Senior notes payable			$ 101,451,000			$ 101,451,000		216,662,000	$ 217,440,000
Senior Secured Notes [Member] | 5.50% Senior Notes due March 2026
Organization and Nature of Business Operations (Details) [Line Items]
Principal amount			$ 101,596,000			101,596,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Organization and Nature of Business Operations (Details) [Line Items]
Gain on extinguishment of debt							(163,000)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | W-2 Wealth Management Business [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Number of financial advisors	36
Disposal group, including discontinued operation, consideration	$ 26,037,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Atlantic Coast Recycling
Organization and Nature of Business Operations (Details) [Line Items]
Gain (loss) on disposition of business						52,430,000
Disposal group, including discontinued operation, consideration		$ 102,478,000
Proceeds from divestiture of businesses		68,638,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Great American Group
Organization and Nature of Business Operations (Details) [Line Items]
Gain on extinguishment of debt
Disposal Group, Held-for-Sale, Not Discontinued Operations
Organization and Nature of Business Operations (Details) [Line Items]
Disposal group, including discontinued operation, consideration													$ 117,800,000
Disposal group, working capital adjustment, duration													180 days
Gain on extinguishment of debt						$ 66,795,000
Discontinued Operations, Disposed of by Sale [Member] | Great American Group
Organization and Nature of Business Operations (Details) [Line Items]
Disposal group, including discontinued operation, ownership percentage in disposed asset																		52.60%	52.60%
Subsequent Event | Senior Notes
Organization and Nature of Business Operations (Details) [Line Items]
Principal amount											$ 42,838,000	$ 13,000,000		$ 93,067,000		$ 24,611,000
Subsequent Event | Senior Notes | 5.50% Senior Notes due March 2026
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate																5.50%
Principal amount														29,535,000		$ 86,309,000
Subsequent Event | Senior Notes | 5.00% Senior Notes due December 2026
Organization and Nature of Business Operations (Details) [Line Items]
Debt instrument, face amount, total												28,009,000
Interest rate											5.00%				5.00%	5.00%
Principal amount											$ 19,682,000	8,021,000		$ 75,000,000	$ 22,000,000	$ 36,745,000
Subsequent Event | Senior Notes | 6.375% Senior Notes due 2025
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate																	6.375%
Subsequent Event | Senior Notes | 6.50% Senior Notes due 2026
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate											6.50%					6.50%
Principal amount											$ 2,061,000
Subsequent Event | Senior Notes | 6.00% Senior Notes due January 2028
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate											6.00%			6.00%	6.00%	6.00%
Principal amount											$ 4,706,000	1,892,000		$ 34,537,000
Subsequent Event | Senior Notes | 5.25% Senior Notes due August 2028
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate											5.25%				5.25%	5.25%
Principal amount											$ 16,389,000	$ 18,096,000			$ 9,992,000
Subsequent Event | Senior Notes | 8.00% Senior Secured Second Lien Notes due 2028
Organization and Nature of Business Operations (Details) [Line Items]
Interest rate																8.00%
Principal amount																$ 87,753,000
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | W-2 Wealth Management Business [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Number of financial advisors	36
Disposal group, including discontinued operation, consideration	$ 26,037,000
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Atlantic Coast Recycling
Organization and Nature of Business Operations (Details) [Line Items]
Gain (loss) on disposition of business				$ 52,705,000
Disposal group, including discontinued operation, consideration		102,478,000
Proceeds from divestiture of businesses		$ 68,638,000
Subsequent Event | Disposal Group, Held-for-Sale, Not Discontinued Operations
Organization and Nature of Business Operations (Details) [Line Items]
Disposal group, including discontinued operation, consideration													$ 117,800,000
Disposal group, working capital adjustment, duration													180 days
FRG
Organization and Nature of Business Operations (Details) [Line Items]
Equity method investment, fair value adjustment								$ (509,954,000)